Financial instruments - Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	$ 31	$ 526
Assets Not designated	24,988	11,658
Assets, Total	25,019	12,184
Liabilities Designated	3,094	884
Liabilities Not designated	24,248	16,314
Liabilities, Total	27,342	17,198
Net	(2,323)	(5,014)
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	237
Assets Not designated	1	0
Assets, Total	1	237
Liabilities Designated	169	24
Liabilities Not designated	0	14
Liabilities, Total	169	38
Net	(168)	199
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	907	456
Assets, Total	907	456
Liabilities Designated	0	0
Liabilities Not designated	996	280
Liabilities, Total	996	280
Net	(89)	176
Currency swaps and options
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	31	277
Assets Not designated	24	22
Assets, Total	55	299
Liabilities Designated	2,925	860
Liabilities Not designated	5	33
Liabilities, Total	2,930	893
Net	(2,875)	(594)
Commodity derivatives
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	12
Assets Not designated	23,676	10,979
Assets, Total	23,676	10,991
Liabilities Designated	0	0
Liabilities Not designated	22,858	15,732
Liabilities, Total	22,858	15,732
Net	818	(4,741)
Other contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	380	201
Assets, Total	380	201
Liabilities Designated	0	0
Liabilities Not designated	389	255
Liabilities, Total	389	255
Net	$ (9)	$ (54)